Basis for preparation, consolidation and accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Basis for preparation, consolidation and accounting policies
Basis of consolidation

2.2.     Basis of consolidation -

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries to the date of the consolidated statements of financial position.

Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has:

-Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee).

-Exposure, or rights, to variable returns from its involvement with the investee.

-The ability to use its power over the investee to affect its returns.

Generally, there is a presumption that a majority of voting rights result in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

-The contractual arrangement with the other vote holders of the investee.

-Rights arising from other contractual arrangements.

-The Group’s voting rights and potential voting rights or a combination of rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.

All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

Changes in accounting policies and disclosures

2.3.      Changes in accounting policies and disclosures -

The Group applied the following standards and amendments for the first time for their annual reporting period commencing January 1, 2019:

-IFRS 16 Leases,

-Interpretation 23 Uncertainty over Income Tax Treatments,

-Annual Improvements to IFRS Standards 2015 – 2017 Cycle.

The Group had to change its accounting policies as a result of adopting IFRS 16. The other amendments listed above did not have any impact on the amounts recognized in prior periods.

Several other amendments and interpretations apply for the first time in 2019; but do not have an impact on the consolidated financial statements of the Group and therefore, have not been disclosed. The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

IFRS 16 Leases -

The Group adopted IFRS 16 Leases from January 1, 2019, but has not restated comparatives for the 2018 reporting period, as permitted under the specific transition provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in the opening statement of financial position as of January 1, 2019.

On adoption of IFRS 16, the Group recognized lease liabilities in relation to leases that had previously been classified as ‘operating leases’ under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019 (the weighted average incremental borrowing rate at transition was 5% per annum). The effect of adopting IFRS 16 is as follows:

Impact on the consolidated statement of financial position (increase / (decrease)) –

	As of	As of
	December 31,	January 1,
	2019	2019
	US$(000)	US$(000)
Assets
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	6,185	18,528
Deferred income tax asset, net	390	400
Total assets	6,575	18,928

Liabilities
Financial obligations	7,503	19,885
Total liabilities	7,503	19,885

Shareholders’ equity, net
Retained earnings	(928)	(957)
Total shareholders’ equity, net	(928)	(957)

Impact on the consolidated statement of profit or loss (income / (expense)) –

As of
December 31,
2019
US$(000)
Operating costs
Cost of sales of goods, excluding depreciation and amortization	5,991
Depreciation and amortization	(6,751)
Total operating costs	(760)

Operating profit
Administrative expenses	272
Others, net	155
Total operating profit	427

Other income (expense), net
Finance costs	379
Profit (loss) before income tax	46

Impact on the consolidated statement of cash flows (increase / (decrease)) –

2019
US$(000)

Short-term and low-value lease payments	(24,175)
Net cash flows used in operating activities	(24,175)

Short-term lease payments	(7,596)
Net cash flows used in financial activities	(7,596)

Practical expedients applied –

In applying IFRS 16 for the first time, the Group used the following practical expedients permitted by the standard: i) applying a single discount rate to a portfolio of leases with reasonably similar characteristics, ii) accounting for operating leases with a remaining lease term of less than 12 months as at January 1, 2019 as short-term leases, iii) using hindsight in determining the lease term where the contract contains options to extend or terminate the lease. The Group also elected the transition practical expedient to not to reassess whether a contract is, or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date the Group relied on its assessment made applying IAS 17 and IFRIC 4.

Below is a reconciliation between the balance of assets and liabilities as of January 1, 2019 under IFRS 16 compared with operating leases under IAS 17 as of December 31, 2018:

US$(000)
Operating lease commitments disclosed as of December 31, 2018	7,330
New operating leases commitments under IFRS 16	16,221
Exceptions:
- Short-term leases not recognized as a liability	(547)
- Low-value leases not recognized as a liability	(3,119)
Additional lease liability recognized as of January 1, 2019	19,885
Plus: Lease liability already recognized as of December 31, 2018	241,653
Lease liability as of January 1, 2019	261,538

Lessor accounting under IFRS 16 is substantially unchanged from IAS 17, therefore the Group did not need to adjust the accounting for assets held as lessor under operating leases, as a result of the adoption of IFRS 16.

Interpretation 23 Uncertainty over Income Tax Treatments

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 Income Taxes. It does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

-Whether an entity considers uncertain tax treatments separately

-The assumptions an entity makes about the examination of tax treatments by taxation authorities

-How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates; and

-How an entity considers changes in facts and circumstances

The Group determines whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments and uses the approach that better predicts the resolution of the uncertainty.

The Group applies significant judgement in identifying uncertainties over income tax treatments. The Group assessed whether the Interpretation had an impact on its consolidated financial statements. Upon adoption of the Interpretation, the Group considered whether it has any uncertain tax positions and concluded that it is probable that the taxation authorities will accept its tax treatments.

The effect of adopting IFRIC 23 is a follow:

Impact on the consolidated statement of financial position (increase / (decrease)) –

	As of	As of
	December 31,	January 1,
	2019	2019
	US$(000)	US$(000)

Liabilities
Income tax payable	382	382
Total liabilities	382	382

Shareholders’ equity, net
Retained earnings	(382)	(382)
Total shareholders’ equity, net	(382)	(382)

Annual Improvements to IFRS Standards 2015 – 2017 Cycle

-IFRS 3 Business Combinations

The amendments clarify that, when an entity obtains control of a business that is a joint operation, it applies the requirements for a business combination achieved in stages, including remeasuring previously held interests in the assets and liabilities of the joint operation at fair value. In doing so, the acquirer remeasures its entire previously held interest in the joint operation to fair value. An entity applies those amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2019, with early application permitted.

These amendments did not have an impact on the consolidated financial statements of the Group, as there was no transaction in the year where joint control was obtained.

-IFRS 11 Joint Arrangements

An entity that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business as defined in IFRS 3. The amendments clarify that the previously held interests in that joint operation are not remeasured.

An entity applies those amendments to transactions in which the entity obtains joint control on or after the beginning of the first annual reporting period beginning on or after January 1, 2019 with early application permitted.

These amendments did not have an impact on the consolidated financial statements of the Group, as there was no transaction in the year where joint control was obtained in relation of an arrangement the Group previously participated in.

-IAS 12 Income Taxes

The amendments clarify that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, an entity recognizes the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where it originally recognized those past transactions or events.

An entity applies the amendments for annual reporting periods beginning on or after January 1, 2019, with early application permitted. When the entity first applies those amendments, it applies them to the income tax consequences of dividends recognized on or after the beginning of the earliest comparative period.

Since the Group’s current practice is in line with these amendments, they had no impact on the consolidated financial statements of the Group.

-IAS 23 Borrowing Costs

The amendments clarify that an entity treats, as part of general borrowings, any borrowing originally made to develop a qualifying asset when substantially all of the activities necessary to prepare that asset for its intended use or sale are complete.  The entity applies the amendments to borrowing costs incurred on or after the beginning of the annual reporting period in which it first applies those amendments. The entity applies those amendments for annual reporting periods beginning on or after January 1, 2019, with early application permitted.

Since the Group’s current practice is in line with the amendments, they had no impact on the consolidated financial statements of the Group.

Foreign currencies

(a)Foreign currencies -

The Group’s consolidated financial statements are presented in US dollars, which is also the parent company’s functional currency. For each entity, the Group determines the functional currency and the items included in the financial statements of each entity are measured using that functional currency. For consolidation purposes, each entity presents its financial statements in US dollars.

Transactions and balances

Transactions in foreign currency are initially recorded by the Group at the exchange rates prevailing at the dates of the transactions, published by the Superintendence of Banking and Insurance and Pension Fund Administrators (AFP for its acronym in Spanish).

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date.

Differences arising from the settlement or translation of monetary items are recognized in profit or loss with the exception of monetary items that are designated as part of a hedge. These are recognized in other comprehensive income (OCI) until the hedge items is disposed of, at which time, the cumulative amount is reclassified to profit or loss. Tax charges and credits attributable to exchange differences on those monetary items are also recognized in OCI.

Non-monetary assets and liabilities recognized in terms of historical cost are translated using the exchange rates prevailing at the dates of the initial transactions.

Financial instruments - Initial recognition and subsequent measurement

(b)Financial instruments - Initial recognition and subsequent measurement -

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i)Financial assets -

Initial recognition and measurement -

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through OCI, and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.

In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are “solely payments of principal and interest (SPPI) ¨ on the principal amount outstanding. This assessment is performed at an instrument level.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Purchases or sales of financial assets that require delivery of assets within a period established by regulation or convention in the market place (regular way trades) are recognized on the trade date.

Subsequent measurement -

For purposes of subsequent measurement, financial assets are classified in the following categories:

-Financial assets at amortized cost.

-Financial assets at fair value through OCI.

-Financial assets at fair value through profit or loss.

Financial assets at amortized cost -

The Group measures financial assets at amortized cost if both of the following conditions are met:

-The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, and

-The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

This category generally applies to other receivables included in the “Trade and other receivables, net” caption.

Financial assets at fair value through OCI -

Financial assets are classified and measured at fair value through OCI if they are held in a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets.

This category generally applies to the “Hedge derivative financial instruments” caption.

Financial assets at fair value through profit or loss -

Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated upon initial recognition at fair value through profit or loss or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets at fair value through profit or loss are carried in the consolidated statements of financial position at fair value with net changes in fair value recognized in the consolidated statements of profit or loss.

This category generally applies to the trade receivables included in the “Trade and other receivables, net” caption.

Derecognition -

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is primarily derecognized when:

-The rights to receive cash flows from the asset have expired; or

-The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a pass-through arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset or, (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates to what extent, it has retained the risk and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group´s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Impairment of financial assets -

The Group recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12‑months (a 12‑month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Group considers a financial asset in default when contractual payments are past due according to each contract. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

(ii)Financial liabilities -

Initial recognition and measurement -

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans , borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, financial obligations, bank loans, financial liabilities for contingent consideration liability and Hedge derivative financial instruments.

Subsequent measurement -

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss -

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for repurchasing in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognized in the consolidated statements of profit or loss.

Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. The Group has designated financial liabilities for contingent consideration liability as at fair value through profit or loss.

Financial liabilities at amortized cost (loans and borrowings) -

After initial recognition, interest-bearing loans and borrowing are subsequently measured at amortized cost using the effective interest rate method (EIR). Gains and losses are recognized in the profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. EIR amortization is included in the “Financial costs” caption in the consolidated statements of profit or loss. This category generally applies to interest-bearing loans and borrowings.

Derecognition -

A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statements of profit or loss.

(iii)Offsetting of financial instruments -

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statements of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Cash and cash equivalents

(c)Cash and cash equivalents -

“Cash and cash equivalents” caption presented in the consolidated statements of financial position comprise cash at banks and on hand, and short-term highly liquid deposits with a maturity of three months or less, that are readily convertible to known amount of cash and subject to an insignificant risk of changes in value.

For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of cash and short-term deposits as defined above, net of outstanding bank overdrafts as they are considered an integral part of the Group’s cash management.

Inventories

(d)Inventories -

Inventories are valued at the lower of cost or net realizable value. Cost is determined using the average method.

In the case of finished goods and work in progress, cost includes the cost of materials and direct labor and a portion of indirect manufacturing expenses, excluding borrowing costs.

The current portion of the inventories is determined based on the expected amounts to be processed within the next twelve months. Inventories not expected to be processed within the next twelve months are classified as non-current.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs to make the sale.

Provision (or reversal) for losses on the net realizable value are calculated based on a specific analysis conducted annually by the Management and is charged to profit or loss in the period in which it determines the need for the provision (or reversal).

Any provision for obsolescence of spare parts and supplies is determined by reference to specific items of stock based on inventory turnover level. A regular review is undertaken to determine the extent of any provision for obsolescence.

Business combinations and goodwill

(e)Business combinations and goodwill -

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred measured at acquisition date fair value and the amount of any non-controlling interest in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in “Administrative expenses” caption.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This include the separation of embedded derivatives in host contracts by the acquire.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value, with changes in fair value recognized in either profit or loss or as a change to other comprehensive income. If the contingent consideration is not within the scope of IFRS 9, it is measured under the fair value at the reporting date with changes in the fair value recorded in the consolidated statement of profit or loss.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests, and any previous interests held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified again all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the re-assessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in the consolidated statements of profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, this difference is allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities, of the acquiree, are assigned to those units.

Where goodwill has been allocated to a cash-generating unit and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed of in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

Investments in associates and joint ventures

(f)Investments in associates and joint ventures -

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control over those policies.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. The Group’s investments in associates and joint ventures are accounted for using the equity method. Under this method, the investment in an associate or joint venture is initially recognized at cost.

The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the associate and joint ventures since the acquisition date. Goodwill relating to the associate is included in the carrying amount of the investment and is not tested for impairment individually.

The consolidated statement of profit or loss reflects the Group’s share of the results of operations of the associates and joint ventures. Any change in OCI of those investees is presented, as part of the Group’s other comprehensive income. In addition, when there has been a change recognized directly in the equity of the associate and joint ventures, the Group recognizes its share of any changes, when applicable, in the consolidated statements of changes in shareholders’ equity. Unrealized gains and losses resulting from transactions between the Group and the associate or joint venture are eliminated to the extent of the interest in the associate or joint venture.

The aggregate of the Group´s share of profit or loss of an associate and joint ventures is shown on the face of the consolidated statements of profit or loss outside operating profit and represents profit or loss after tax in the associates and joint ventures.

The financial statements of the associates and joint ventures are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.

After the application of the equity method, the Group determines whether it is necessary to recognize an impairment loss of its investment in associates and joint ventures. At each reporting date, the Group determines whether there is objective evidence that the investments in the associates and joint ventures are impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss in the consolidated statements of profit or loss.

Upon loss of significant influence over the associate and joint ventures, the Group measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate and joint ventures upon loss of significant influence and the fair value of the retained investment and proceeds from disposal is recognized in consolidated statements of profit or loss.

Prepaid expenses

(g)Prepaid expenses -

Non-monetary assets, which represent an entity’s right to receive goods or services, are presented as prepaid expenses. The asset is subsequently derecognized when the goods are received and the services are rendered.

Property, plant and equipment

(h)Property, plant and equipment -

Property, plant and equipment is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any.

The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of the obligation for mine closing and, borrowing costs for qualifying assets.

When significant parts of property, plant and equipment are required to be replaced at intervals, the Group depreciates them separately based on their specific useful lives. In addition, when a major inspection is performed, its cost is recognized in the carrying amount of plant and equipment as a replacement if the recognition criteria are satisfied. All other maintenance and repair costs are recognized in the consolidated statement of profit or loss as incurred.

Depreciation -

Unit-of-production method:

In mining units with long useful lives, depreciation of assets directly related to the operation of the mine is calculated using the units-of-production method, which is based on economically recoverable reserves of the mining unit. Other assets related to these mining units are depreciated using the straight-line method with the lives detailed in the next paragraph.

Straight-line method:

Depreciation of assets in mining units with short useful lives or used for administrative purposes is calculated using the straight-line method of accounting. The useful lives are the following:

Years

Buildings, construction and other	6 to 20
Machinery and equipment	5 to 10
Transportation units	5
Furniture and fixtures	10
Computer equipment	4

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year-end, and adjusted prospectively, if appropriate.

Disposal of assets -

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal, or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of profit or loss when the asset is derecognized.

Leases

(i)Leases -

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration.

Group as a lessee -

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

i)Right-of-use assets -

The Group recognizes right-of-use assets at the commencement date of the lease. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the related assets.

If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

ii)Lease liabilities –

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate.

Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs. The Group do not have variable lease payments that do depend on an index or a rate.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments or a change in the assessment of an option to purchase the underlying asset.

The Group’s lease liabilities are included “Financial obligation” caption.

iii)Short-term leases and leases of low-value assets -

The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment without renew option. It also applies the lease of low-value assets recognition exemption to leases of office equipment, which are considered low value. Lease payments on short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.

Group as a lessor -

Leases in which the Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Rental income arising is accounted for on a straight-line basis over the lease terms and is included in “Other, net” in the statement of profit or loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

Mining concessions

(j)Mining concessions -

Mining concessions represent ownership of the right of exploration and exploitation to the Group on mining properties that contains ore reserves acquired. Mining concessions are irrevocable, provided the holder of a mining concession complies with the obligations set forth in the General Mining Law. Such concessions have an indefinite term, subject to payment of an annual concession fee per hectare granted and achievement of minimum annual production for each hectare. Mining concessions are stated at cost and are amortized on units of production method, using as the basis proven and probable reserves. If the Group leaves these concessions, the costs associated are written off in the consolidated statements of profit or loss.

Cost includes the fair value attributable to mineral reserves and the portion of mineral resources considered probable of economic extraction at the time of a business combination.

At year-end, the Group evaluates if there is any indicator of impairment. If any indicator exists, the Group estimates the mining concession’s recoverable amount.

Mining concessions are presented in the caption of “Mining concessions, development costs, right-of-use asset, property, plant and equipment, net”.

Exploration and mine development costs

(k)Exploration and mine development costs –

Exploration costs -

Exploration costs are expensed as incurred. These costs primarily include materials and fuels used, surveying costs, drilling costs and payments made to the contractors.

Exploration and evaluation activity includes:

-Researching and analyzing historical exploration data.

-Gathering exploration data through geophysical studies.

-Exploratory drilling and sampling.

-Determining and examining the volume and grade of the resource.

-Surveying transportation and infrastructure requirements.

-Conducting market and finance studies.

Development costs –

When the Group’s Management approves the feasibility of the conceptual study of a project, the costs incurred to develop such property, including additional costs to delineate the ore body and remove impurities it contains, are capitalized as development costs under the “Mining concessions, development costs, right-of-use asset, property, plant and equipment, net” caption. These costs are amortized when production begins, on the units-of-production basis over the proven and probable reserves.

The development costs include:

-Metallurgical and engineering studies.

-Drilling and other costs necessary to delineate ore body.

-Removal of the initial clearing related to an ore body.

Development costs necessary to maintain production are expensed as incurred.

Stripping (waste removal) costs

(l)Stripping (waste removal) costs -

As part of its mining operations, the Group incurs waste removal costs (stripping costs) during the development and production phases of its mining operations. Stripping costs incurred in the development phase of a mine, before the production phase commences (development stripping), are capitalized as part of the cost of constructing the mine and subsequently amortized over its useful life using units of production method. The capitalization of development stripping costs ceases when the mine starts production.

Stripping costs incurred during the production phase (production stripping costs) are generally considered to create two benefits, being either the production of inventory or improved access to the ore to be mined in the future. Where the benefits are realized in the form of inventory produced in the period, the production stripping costs are accounted for as part of the cost of producing those inventories. Where the benefits are realized in the form of improved access to ore to be mined in the future, the costs are recognized as a non-current asset, referred to as a stripping activity asset, if the following criteria are met:

-Future economic benefits are probable.

-The component of the ore body for which access will be improved can be accurately identified.

-The costs associated with the improved access can be reliably measured.

To identify components of mineral deposit, the Group works closely with the operating personnel to analyze the mine plans. Mostly, an ore body can have several components. The mine plans, and therefore, the identification of components, will vary among mines for a number of reasons.

The stripping activity asset is initially measured at cost, which is the accumulation of costs directly incurred to perform the stripping activity directly incurred during the stripping activity. The production stripping cost is presented within “Mining concessions, development costs, right-of-use asset, property, plant and equipment, net” caption in the consolidated statements of financial position.

The production stripping cost is subsequently depreciated using the units of production method over the expected useful life of the component identified of the ore body that has been made more accessible by the activity. This cost is stated at cost, less accumulated depreciation and accumulated impairment losses, if any.

Investment properties

(m)Investment properties -

Investment properties are measured at cost, net of accumulated depreciation and impairment loss, if any. Depreciation of the investment properties is determined using the straight-line method with useful life of 20 years.

Investment properties are derecognized when either they have been disposed of or when they are permanently withdrawn from use and no future economic benefit is expected from their disposal. The difference between the net disposal proceeds and the carrying amount of the asset is recognized in profit or loss in the period of derecognition. The amount of consideration to be included in the gain or loss arising from derecognition of investment property is determined in accordance with the requirements for determining the transaction price in IFRS 15.

Transfers are made to (or from) investment property only when there is a change in use. For a transfer from investment property to an item of property, plant and equipment, the deemed cost for subsequent accounting is the fair value at the date of change in use. If an item of property, plant and equipment becomes an investment property, the Group accounts for such property in accordance with the policy stated under property, plant and equipment up to the date of change in use.

Impairment of non-financial assets

(n)Impairment of non-financial assets -

The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of (i) an asset’s or cash-generating unit' (CGU) fair value less costs of disposal and (ii) its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a post-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less cost of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used.

The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. A long-term growth rate is calculated and applied to project future cash flows limited to the live of the mine.

Impairment losses of continuing operations, including impairment of inventories, are recognized in the consolidated statements of profit or loss in expense categories consistent with the function of the impaired asset.

For non-financial assets in general, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses may no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset or CGU’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statements of profit or loss.

Provisions

(o)Provisions -

General -

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Provision for closure of mining units -

The Group records a provision for closure of mining units when a legally enforceable obligation arises, which is independent of the full depletion of the mine reserves.

The Group recognizes a provision for closure of mining units once the obligation has been properly measured. The liability is initially recognized at the present value of the estimated costs and is capitalized as part of the carrying amount of the related mining assets (property, plant and equipment). The discounted liability is increased for the change in present value based on discounted rates that reflects current market assessments and the risks specify to the liability. In addition, the capitalized cost is depreciated and/or amortized based on the useful life of the asset. Any gain or loss resulting from the settlement of the obligation is recorded in the current results.

Changes in the estimated timing of closure or changes to the estimated future costs are dealt with prospectively by recognizing an adjustment to the provision for closure and a corresponding adjustment to the related mining asset. Any reduction in the provision for closure and, therefore, any deduction from the mining asset to which it relates, may not exceed the carrying amount of the mining asset. If it does, any excess over the carrying amount is taken immediately to the consolidated statements of profit or loss.

If the change in estimate results in an increase in the provision for closure and, therefore, an addition to the carrying value of the mining asset, the Group considers whether this is an indication of impairment of the asset as a whole, and if so, the Group performs an impairment test.

For closed mines, changes to estimated costs are immediately recognized in the consolidated statements of profit or loss.

Treasury shares

(p)Treasury shares -

The Group´s own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized as additional capital in equity. The voting rights related to treasury shares are cancelled for the Group and no dividends on such shares are allocated.

Revenue recognition

(q)Revenue recognition -

Revenue from contracts with customers is recognized when control of goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods and services.

The Group has concluded that it is the principal in its revenue contracts because it typically controls the goods before transferring them to the customer.

The disclosures of significant accounting judgements, estimates and assumptions relating to revenue from contracts with customers are provided in Note 3.

Net sales of goods (concentrates and metals) -

Revenue from sale of concentrates and metals is recognized at the point in time when control of the asset is transferred to the customer, on delivery of the goods, including transportation. The normal credit term is 30 to 90 days upon delivery.

The Group considers whether there are other promises in the contract that are separate performance obligations, to which a portion of the transaction price needs to be allocated. The Group considers that the only performance obligation is the delivery of the goods. In determining the transaction price for the sale of concentrates and metals, the Group considers the effect of variable consideration and the existence of significant financing components.

Variable consideration -

If the consideration in the contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal for revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

The Group´s sales of concentrates and metal allow for price adjustments based on the market price at the end of the relevant quotation period (QP) stipulated in the contract. These are referred as to provisional pricing arrangements and are such that the selling price for metal in concentrate is based on prevailing spot prices on a specified future date after shipment to the customer. Adjustments to the sales price occur based on movements in quoted market prices up to the end of the QP.

Sales of concentrates and metals at provisionally prices include a gain (loss) to be received at the end of QP; this is considered a variable consideration. Changes in the price during the quotation period are recognized in the “Net sales of goods” caption as fair value of accounts receivables.

For provisional pricing arrangements, any future change that occur over the QP are embedded within the provisionally price trade receivables and are, therefore, within the scope of IFRS 9 and not within the scope of IFRS 15. Given the exposure to the commodity price, these provisionally priced trade receivables will fail the cashflow characteristics test within IFRS 9 and will be required to be measured at fair value through profit or loss from initial recognition and until the date of settlement. The subsequent changes in fair value are recognized in the consolidated statements of profit or loss each period and presented separately from revenue from contracts with customer as part of “fair value gain/losses on provisionally priced trade receivables”. Changes in fair value over, and until the end of, the QP, are estimated by reference to updated forward market prices for gold and copper as well as taking into account relevant other fair value considerations set out in IFRS 13, including interest rate and credit risk adjustments.

Revenue is recognized at the amount the Group expects to be entitled. The estimate of the price expected to be received at the end of the QP is generally the month of, the month before, or the month following the scheduled month of shipment or delivery according to the terms of the contracts, using the most recently determined estimate of metal in concentrate (based on initial assay results) and the estimated forward price. The requirements in IFRS 15 on constraint estimates of variable consideration are also applied to determine the amount of variable consideration that can be included in the transaction price.

Sales of services –

Services are recognized over time because the customer simultaneously receives and consumes the benefits provided by the Group. For measuring progress of the services, the Group used the output method in measuring progress of the services due to the Group has the right to invoice an amount that corresponds directly to the performance completed to date.

Significant financing components

The Group receives short-term advances from its customers. Using the practical expedient in IFRS 15, the Group does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between the transfer of the promised good to the customer and when customer pays for that good will be one year or less.

Contract Balances -

Contract assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional.

Trade receivables

A receivable represents the Group´s right to an amount of consideration that is unconditional.

Contract liabilities

A contract liability is the obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. If customer pays consideration before the Group transfer goods or services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group performs under the contract.

Cost to obtain a contract

The Group pays sales commissions as part of the sales of services in the insurance brokerage segment. The Group has elected to apply the optional practical expedient for cost to obtain a contract which allows the Group to immediately expense sales commissions because the amortization period of the assets that the Group otherwise would have used is one year or less.

Interest income -

For all financial instruments measured at amortized cost, interest income is recorded using the effective interest rate (EIR). EIR is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability. Interest income is included in finance income in the consolidated statements of profit or loss.

Royalty income -

The royalty income is recognized when the later of the following events occurs: the subsequent sales occur or the performance obligation is satisfied (or partially satisfied).

Dividends -

Revenue is recognized when the Group's right to receive the payment is established, which is generally, when shareholders approve the dividend.

Rental income -

Rental income arising from operating leases on investment properties is accounted for on a straight-line basis over the lease term and is included in “Other, net” in the consolidated statement of profit or loss due to its operating nature.

Benefits to employees

(r)Benefits to employees -

Salaries and wages, bonuses and vacations are calculated in accordance with IAS 19 "Employee Benefits" and are calculated in accordance with current Peruvian legislation based on the accrual basis.

Workers’ profit sharing -

The Group recognizes workers’ profit sharing in accordance with IAS 19 “Employees Benefits". Workers' profit sharing is calculated in accordance with the Peruvian law (Legislative Decree No. 892), and the applicable rate is 8% over the taxable net base of current year. According to Peruvian law, the limit in the workers' profit sharing that an employee can receive is equivalent to 18 months of wages, and any excess above such limit has be transferred to the Regional Government and “National Fund for Employment’s Promotion and Training” (“FONDOEMPLEO”).

Borrowing costs

(s)Borrowing costs -

Costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as finance part of the cost of an asset. The Group defines a qualifying asset as one which value is greater than US$5 million and requires a longer period to 12 months to get ready for its intended use. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that the Group incurs in connection with the borrowing of funds.

Taxes

(t)Taxes -

Current income tax -

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid or the tax authority. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting period.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statements of profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred income tax -

Deferred income tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred income tax liabilities are recognized for all taxable temporary differences, except for taxable temporary differences associated with investments in associates, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the near future.

Deferred income tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting date.

Deferred tax items are recognized in correlation to the underlying transaction either in profit and loss, OCI or directly in equity.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right to compensate current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Peruvian mining royalties and special mining tax -

In accordance with Law No.28258, as amended by Law No. 29788, mining royalties are either payable as the higher of as a specified percentage of operating profit or 1% of revenues. If the mining royalty is calculated as a percentage of operating profit, marginal rates ranging from 1% to 12% that increase progressively for companies with higher operating margins will apply.

Mining royalties and special mining tax are accounted for in accordance with IAS 12 “Income Tax” because they have the characteristics of an income tax. This is considered to be the case when they are imposed under government authority and the amount payable is based on taxable income-rather than physical quantities produced or as a percentage of revenue-after adjustment for temporary differences. Legal rules and rates used to calculate the amounts payable are those in effect on the date of the consolidated statements of financial position.

Therefore, obligations arising from Mining Royalties and Special Mining Tax are recognized as income tax under the scope of IAS 12. Both, Mining Royalties and Special Mining Tax generated deferred tax assets and liabilities, which must be measured using the average rates expected to apply to operating profit in the quarter in which the Group expects to reverse temporary differences.

Sales tax -

Expenses and assets are recognized net of the amount of sales tax, except:

(i)When the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable;

(ii)When receivables and payables are stated with the amount of sales tax included.

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statements of financial position.

Fair value measurement

(u)Fair value measurement

The Group measures its financial instruments at fair value at the date of the consolidated statements of financial position. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

-In the principal market for the asset or liability, or

-In the absence of a principal market, in the most advantageous market for the asset or liability.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

-Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

-Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest-level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The Group's Management determines the policies and procedures for both recurring fair value measurement and non-recurring measurement. At each reporting date, the Group's Management analyzes the movements in the values of assets and liabilities, which are required to be re-measured or re-assessed as per the Group’s accounting policies.

For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Derivative financial instruments and hedge accounting

(v)Derivative financial instruments and hedge accounting -

Initial recognition and subsequent measurement -

The Group uses derivative instruments to hedge its commodity price risk (forward commodity contracts). Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently re-measured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

At the inception of the hedge relationship, the Group formally designates and documents the hedge relationship to which it wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge.

The documentation includes identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the Group will assess whether the hedging relationship meets the hedge effectiveness requirements (including the analysis of sources of hedge ineffectiveness and how the hedge ratio is determined). A hedging relationship qualifies for hedge accounting if it meets all of the following effectiveness requirements:

-There is ‘an economic relationship’ between the hedged item and the hedging instrument.

-The effect of credit risk does not ‘dominate the value changes’ that result from that economic relationship.

-The hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Group actually hedges and the quantity of the hedging instrument that the Group actually uses to hedge that quantity of hedged item.

The Group’s hedge is classified as cash flow hedge. The effective portion of gain or loss on the hedging instrument is initially recognized in the consolidated statements of changes in equity, under the “Other equity reserves” caption, while the ineffective portion is recognized immediately in the consolidated statements of profit or loss in the “Finance costs” caption.

Discontinued operations

(w)Discontinued operations -

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the consolidated statement of profit or loss.

Additional disclosures are provided in note 1(e). All other notes to the consolidated financial statements include amounts for continuing operations, unless otherwise mentioned.

Other assets

(x)Other assets -

Other assets represent patents and industrial property, right-of-use related to rights of way, and software licenses. Patents and industrial property and right-of-use are amortized over their useful economic lives. Software licenses are amortized over the straight-line method, using useful lives from 1 to 10 years.

The useful lives of intangible assets are assessed as either finite or indefinite. Intangible assets with finite live are amortized over their useful economic lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of profit or loss in the expense category that is consistent with the function of the intangible assets.

Internally generated intangibles, excluding capitalized development costs, are not capitalized. Instead, the related expenditure is recognized in the consolidated statement of profit or loss in the period in which the expenditure is incurred.

Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the consolidated statement of profit or loss when the asset is derecognized.

Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Basis of presentation

Basis of preparation -

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”).

The consolidated financial statements have been prepared under the historical cost basis, except for accounts receivables and financial assets which are measured at their fair value.

The consolidated financial statements are presented in U.S. dollars and all values are rounded to the nearest thousands, except when otherwise indicated.

The preparation of consolidated financial statements requires that Management use judgments, estimates and assumptions, as detailed in note 3.

The Company adopted IFRS 16, Leases on January 1, 2019, using the modified retrospective approach, and accordingly, no comparative information is included on the prior periods. See note 2.3.

Besides the comparative information arising from the application of IFRS 16 mentioned in the previous paragraph, these consolidated financial statements provide comparative information in respect of the prior periods.

Basis of consolidation

Basis of consolidation -

The consolidated financial statements comprise the financial statements of the Company and its subsidiary (San Jose Reservoir Trust, a separate Peruvian legal entity created to ensure the continuity of the Company’s operations in the San Jose Reservoir after the end of operations at Yanacocha).

Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if, and only if, the Company has:

-      Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee).

-      Exposure, or rights, to variable returns from its involvement with the investee.

-      The ability to use its power over the investee to affect its returns.

Generally, there is a presumption that a majority of voting rights result in control. To support this presumption and when the Company has less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

-      The contractual arrangement with the other vote holders of the investee.

-      Rights arising from other contractual arrangements.

-      The Company’s voting rights and potential voting rights or a combination of rights.

The Company re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases to control the subsidiary.

When necessary, adjustments are made to the financial statements of the subsidiary to bring its accounting policies into line with the Company’s accounting policies.

All intra-group assets and liabilities, equity, income, expenses and cash flows are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

Changes in accounting policies and disclosures

Changes in accounting policies and disclosures -

The Company applied IFRS 16 Leases and IFRIC 23 Uncertainty over Income Tax Treatment for the first time. The nature and effect of the changes as a result of adoption of this new accounting standards is described below.

Several other amendments and interpretations apply for the first time in 2019, but do not have an impact on the consolidated financial statements of the Company. The Company has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

IFRS 16 Leases

IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to recognize most leases on the balance sheet.

Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors will continue to classify leases as either operating or finance leases using similar principles as in IAS 17. Therefore, IFRS 16 does not have an impact for leases where the Company is the lessor.

The Company adopted IFRS 16 using the modified retrospective approach with accumulative-effect adjustment recorded at beginning of the period of adoption (January 1, 2019). Therefore, upon adoption, the Company recognize and measure leases without revising comparative period information or disclosure. The Company also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (short-term leases), and lease contracts for which the underlying asset is of low value (low-value assets).

The effect of adopting IFRS 16 is, as follows:

Impact on the consolidated statement of financial position

	31 December	1 January
	2019	2019
	US$(000)	US$(000)

Assets
Right-of-use assets	584	342

Total	584	342

Liabilities
Provisions and other accruals	596	362

Total	596	362

Impact on the consolidated statement of profit or loss

31 December
2019
US$(000)

Cost of sales (depreciation)	(270)

Operating profit	(270)
Finance costs	(36)

Profit or loss for the period	(306)

Impact on the consolidated statement of cash flows

31 December
2019
US$(000)

Lease payments	(270)
Interest paid	(26)

Net cash flows	(296)

There is no impact on other comprehensive income.

The lease liabilities were determined using an incremental borrow rate of 5.23%. In addition, the reconciliation between the balance of assets and liabilities as of January 1, 2019 under IFRS 16 compared with operating leases under IAS 17 as of December 31, 2018 is as follows:

US$(000)

Operating lease commitments disclosed as of December 31, 2018	450
Exceptions:
- Short-term leases not recognized as a liability	(88)

Additional lease liability recognized as of January 1, 2019	362
Plus: Lease liability already recognized as of December 31, 2018	—

Lease liability as of January 1, 2019	362

IFRIC Interpretation 23 Uncertainty over Income Tax Treatment

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 Income Taxes. It does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

-	Whether an entity considers uncertain tax treatments separately.
-	The assumptions an entity makes about the examination of tax treatments by taxation authorities.
-	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates.
-	How an entity considers changes in facts and circumstances.

The Company applies significant judgement in identifying uncertainties over income tax treatments. Therefore, it assessed whether the Interpretation had an impact on its consolidated financial statements. Upon adoption of the Interpretation, the Company considered whether it has any uncertain tax positions, particularly those relating to deductible expenses. The Company’s tax filings include deductions related to deductible expenses and the taxation authorities may challenge those tax treatments. The Company determined, based on its tax compliance that it is probable that its tax treatments will be accepted by the taxation authorities.

The Interpretation did not have an impact on the consolidated financial statements of the Company.

Foreign currencies

(a)Foreign currencies -

The consolidated financial statements are presented in U.S. dollars, which is also the Company’s functional currency.

Transactions and balance

Transactions in foreign currency (a currency other than functional currency) are initially recorded by the Company at the exchange rates prevailing at the time of the transactions published by the Superintendence of Banking and Insurance and Pension Fund Administrators (AFP for its acronym in Spanish).

Monetary assets and liabilities denominated in other currencies are translated into the U.S. dollar at exchange rates prevailing at the statements of financial position dates. Gains or losses from exchange differences arising from the settlement or translation of monetary assets and liabilities are recognized in the consolidated statements of comprehensive income. Non-monetary assets and liabilities recognized in terms of historical cost are translated using the exchange rates prevailing at the dates of the initial transactions.

Transactions in Soles (S/)

Transactions in Soles are completed using exchange rates published by the AFP. As of December 31, 2019, the exchange rates for U.S. dollars published by this Institution were US$0.3020 for buying and US$0.3015 for selling (US$0.2968 for buying and US$0.2959 for selling as of December 31, 2018), and have been applied by the Company for the assets and liabilities accounts, respectively.

As of December 31, 2019 and 2018, the Company presents the following assets and liabilities originally denominated in Soles by its equivalent in U.S. dollars:

	2019	2018
	US$(000)	US$(000)

Assets
Cash and cash equivalents	5,140	7,563
Trade and other receivables	27,990	27,335
Prepaid income tax	—	19,239
Value added tax credit	32,831	29,828

Total assets	65,961	83,965

Liabilities
Trade and other payables	13,085	9,586
Income tax payable	23,153	3,552
Provisions, other accruals and liabilities	29,633	3,970

Total liabilities	65,871	17,108

Net asset position	90	66,857

For the year ended December 31, 2019, the Company recognized a net gain from currency exchange difference for US$2,902 (net loss for US$2,056 and gain for US$3,636 as of December 31, 2018 and 2017; respectively) in the caption “Net gain (loss) from currency exchange difference” of the consolidated statements of comprehensive income.

Financial instruments - Initial recognition and subsequent measurement

(b)Financial instruments - Initial recognition and subsequent measurement -

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i)    Financial assets -

Initial recognition and measurement

Financial assets are classified, at initial recognition, and subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient are measured at the transaction price as disclosed in section (n) Revenue from contracts with customers.

In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Company’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date.

Financial assets of the Company comprise cash and cash equivalents, trade and other receivables, net and financial assets at fair value through OCI with recycling of cumulative gains and losses and financial assets at fair value through profit or loss.

Subsequent measurement -

For purposes of subsequent measurement, financial assets are classified in four categories:

-      Financial assets at amortized cost (debt instruments).

-      Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments).

-      Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments).

-      Financial assets at fair value through profit or loss.

Financial assets at amortized cost (debt instruments) -

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The Company's financial assets at amortized cost includes other receivables, net. See note 6 for more information on accounts receivables.

Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments) -

For debt instruments at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the consolidated statements of comprehensive income and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss.

The Company’s investments in the San Jose Reservoir Trust are classified as financial assets at fair value through OCI as of December 31, 2019 and 2018.

Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments) -

Debt instruments at fair value through OCI includes investments in quoted debt instruments included under other non-current financial assets.

Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the statements of comprehensive income when the right of payment has been established, except when the Company benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.

The Company does not have financial assets classified in this category.

Financial assets at fair value through profit or loss -

Financial assets at fair value through profit or loss are carried in the consolidated statement of financial position at fair value with net changes in fair value recognized in the consolidated statements of comprehensive income.

This category includes derivative instruments and listed equity investments which the Company had not irrevocably elected to classify at fair value through OCI. Dividends on listed equity investments are recognized as other income in the consolidated statements of comprehensive income when the right of payment has been established.

As of December 31, 2019, the Company has nominal investments related to the San Jose Reservoir Trust as financial assets at fair value through profit or loss.

A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

This category also applies to financial assets that are intended to be held for an indefinite period of time and may be sold in response to needs for liquidity, or in response to changes in the market conditions (Note 9).

Derecognition -

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is primarily derecognized when:

-     The rights to receive cash flows from the asset have expired; or

-     The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a pass-through arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset or, (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent, it has retained the risk and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of the Company’s continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Impairment of financial assets -

The Company recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12‑months (a 12‑month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For trade receivables and contract assets, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Company considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Company. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

(ii)  Financial liabilities -

Initial recognition and measurement -

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Company’s financial liabilities include trade and other payables.

Subsequent measurement -

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss -

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Company that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognized in the consolidated statements of comprehensive income.

Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. The Company has not designated any financial liability as at fair value through profit or loss.

Loans and borrowings -

After initial recognition, interest-bearing loans and borrowing are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the consolidated statements of profit and cost when the liabilities are derecognized as well as through the amortization process.

Amortized cost is calculated taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. Amortization under the effective interest rate method is included as financial costs in the consolidated statements of profit or loss. This category generally applies to interest-bearing loans and borrowings.

Trade and other payables are subsequently measured at amortized cost.

Derecognition -

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statements of comprehensive income.

(iii) Offsetting of financial instruments -

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statements of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Current versus non-current classification

(c)Current versus non-current classification -

The Company presents assets and liabilities in the consolidated statements of financial position based on current or non-current classification.

An asset is classified as current when it is:

-      Expected to be realized or intended to be sold or consumed in the normal operating cycle;

-      Held primarily for the purpose of trading;

-      Expected to be realized within twelve months after the reporting period, or

-      Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when it is:

-      Expected to be settled in the normal operating cycle;

-      Held primarily for the purpose of trading;

-      Due to be settled within twelve months after the reporting period, or

-      There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Company classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

Cash and cash equivalents

(d)Cash and cash equivalents -

Cash and cash equivalents include cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.

Restricted cash includes guarantee deposits in escrow accounts related to Sumitomo's shares acquisition (see note 13) and is excluded from cash and cash equivalents being included in other current assets or long-term assets depending on restrictions.

Stockpiles, ore on leach pads and inventories

(e)Stockpiles, ore on leach pads and inventories -

Costs that are incurred in or benefit the productive process are accumulated as stockpiles, ore on leach pads and inventories. Stockpiles, ore on leach pads and inventories are carried at the lower of weighted average cost or net realizable value. Net realizable value represents the estimated future sales price of the product based on current and long-term metals prices, less the estimated costs to complete production and bring the product to sale. Write-downs of stockpiles, ore on leach pads and inventories to net realizable value are reported as a component of costs applicable to sales. The current portion of stockpiles, ore on leach pads and inventories is determined based on the expected amounts to be processed within the next twelve months. Stockpiles, ore on leach pads and inventories not expected to be processed within the next twelve months are classified as non-current. The major classifications are as follows:

(i)Stockpiles -

Stockpiles represent ore that has been extracted from the mine and is available for further processing. Stockpiles are measured by estimating the number of tons added and removed from the stockpile, the number of contained ounces (based on assay data) and the estimated metallurgical recovery rates (based on the expected processing method). Stockpile ore tonnages are verified by periodic surveys. Costs are allocated to stockpiles based on relative values of material stockpiled and processed using current mining costs incurred up to the point of stockpiling the ore, including applicable overhead and depreciation and amortization relating to mining operations, and removed at each stockpile’s weighted average cost per recoverable unit as material is processed.

(ii)Ore on leach pads -

The recovery of gold from certain gold oxide ores is achieved through the heap leaching process. Under this method, oxide ore is placed on leach pads where it is treated with a chemical solution, which dissolves the gold contained in the ore. The resulting gold-bearing solution is later processed in a plant where the gold is recovered. Costs are added to ore on leach pads based on current mining costs, including applicable overhead and depreciation and amortization relating to mining operations, as well as leaching costs incurred in the leaching process. Costs are removed from ore on leach pads as ounces are recovered based on the weighted average cost per estimated recoverable ounce of gold on the leach pad.

The estimates of recoverable gold on the leach pads are calculated from the quantities of ore placed on the pads (measured tons added to the leach pads), the grade of ore placed on the leach pads (based on assay data) and a recovery percentage (based on ore type). In general, the leach pads recover between 50% and 95% of the ultimate recoverable ounces in the first year of leaching, declining each year thereafter until the leaching process is complete.

Although the quantities of recoverable gold placed on the leach pads are reconciled by comparing the grades of ore placed on the pads to the quantities of gold actually recovered (metallurgical balancing), the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, the metallurgical balancing process is constantly monitored and estimates are refined based on actual results over time. The Company’s operating results typically are not materially impacted by variations between the estimated and actual recoverable quantities of gold on its leach pads in the ordinary course of business. Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to net realizable value are accounted on a prospective basis.

(iii)In-process inventory -

In-process inventories represent materials that are currently in the process of being converted to a saleable product. Conversion processes vary depending on the nature of the ore and the specific processing facility, and include mill in-circuit and leach in-circuit. In-process material is measured based on assays of the material fed into the process and the projected recoveries of the respective plants. In-process inventories are valued at the weighted average cost of the material fed into the process attributable to the source material coming from the mines, stockpiles and (or) leach pads plus the in- process conversion costs, including applicable amortization relating to the process facilities incurred to that point in the process.

(iv)Precious metals inventory -

Precious metals include gold dore and (or) gold bullion. Precious metals that result from the Company’s mining, processing activities are valued at the weighted average cost of the respective in-process inventories incurred prior to the refining process, plus applicable refining costs.

(v)Materials and supplies -

Materials and supplies are valued at the lower of weighted average cost or replacement value. Cost includes applicable taxes and freight.

Property, plant and equipment

(f)Property, plant and equipment -

Property, plant and equipment is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any.

The cost of an element of property, plant and equipment comprises the following: the acquisition price or manufacturing cost, including non-reimbursable customs and taxes and any cost necessary to place the asset in operating condition, as anticipated by Management; the estimate of the rehabilitation obligation and, in the case of qualified assets, the financing costs.

The purchase price or construction cost corresponds to the total amount paid and fair value of any other consideration provided to acquire the asset. Subsequent costs attributable to property, plant and equipment are capitalized only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably, otherwise the cost is charged to production or expense.

Maintenance and repair expenses are charged to the production cost or expense, as necessary, in the period when incurred.

Disbursements incurred to replace a component of an item or element of property, plant and equipment are capitalized separately, writing-off the carrying amount of the component being replaced. In the event the component replaced has not been considered as a separate component of the asset item, the replacement value of the new component is used to estimate the carrying amount of the assets being replaced.

Assets in the construction stage are capitalized on a separate caption of property plant and equipment. At their completion, the cost is transferred to the appropriate category. Assets under construction are not depreciated.

Depreciation

Land is not depreciated. Other than land, depreciation of property, plant and equipment is calculated using the straight-line method to allocate their cost less their residual value over their estimated useful lives and in the case of assets assigned to the production process of Yanacocha, under the lower of (i) that determined under the units of production method or (ii) the useful life of the mine. The useful lives as follows:

Land improvements	Between 2 and 4 years
Buildings and constructions	Between 5 and 10 years
Machinery and equipment	Between 3 and 10 years
Vehicles	Between 3 and 4 years
Furniture and fixtures	Between 3 and 4 years
Other equipment	Between 3 and 4 years
Computer equipment	Between 3 and 4 years
Leach pads and assets retirement and mine closure	Useful life of the mine and (or) process facilities

The assets’ useful lives and residual values are reviewed, and adjusted if appropriate, at each date of the consolidated statement of financial position. Any changes in these estimates are prospectively adjusted.

Disposal of assets

Property, plant and equipment items are written-off at the date they are sold or when no economic benefits are expected from their further use or sale. Gains and losses on disposals of assets are determined by comparing the proceeds with their carrying amounts. These gains or losses are included in the consolidated statements of comprehensive income.

Leases

(s)   Leases -

The Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Company as a lessee

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

(i)   Right-of-use assets -

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

-	Buildings 5 to 10 years
-	Plant and equipment 3 to 10 years

If ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

The right-of-use assets are also subject to impairment. Refer to the accounting policies in section (j) Impairment of non-financial assets.

(ii)   Lease liabilities -

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees.

The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

The Company’s lease liabilities are included in other accounts payable.

(iii) Short-term leases and leases of low-value assets -

The Company applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.

Exploration and mine development costs

(g)Mining rights -

Mining rights include acquired interests in production, development and exploration stage properties. The mineral interests are capitalized at their fair value at the acquisition date.

The value of such assets is primarily driven by the nature and amount of mineralized material believed to be contained in such properties. Production stage mining rights represent interests in operating properties that contain proven and probable reserves. Development stage mineral interests represent interests in properties under development that contain proven and probable reserves.

Exploration stage mineral interests represent interests in properties that are believed to potentially contain mineralized material consisting of (i) mineralized material such as inferred material within pits; mineralized material with insufficient drill spacing to qualify as proven and probable reserves; and mineralized material in close proximity to proven and probable reserves; (ii) around-mine exploration potential not immediately adjacent to existing reserves and mineralization, but located within the immediate mine area; (iii) other mine-related exploration potential that is not part of current mineralized material and is comprised mainly of material outside of the immediate mine area; (iv) greenfield exploration potential that is not associated with any other production, development or exploration stage property, as described above; or (v) any acquired right to explore or extract a potential mineral deposit.

Exploration costs are capitalized when reserves at the location are established and reported in the Reserves and Resource information published annually by Newmont in its Form 10‑K. At this point, exploration costs are capitalized as mine development or as a component of property, plant and equipment, as appropriate.

The Company’s mining rights generally are enforceable regardless of whether proven and probable reserves have been established. The Company has the ability and intent to renew mineral interests where the existing term is not sufficient to recover all identified and valued proven and probable reserves and (or) undeveloped mineralized material.

Mining rights are presented in the caption of property, plant and equipment, net.

Mine development

(h)Mine development -

Mine development costs include engineering and metallurgical studies, drilling and other related costs to delineate an ore body, and the removal of overburden to initially expose an ore body at open pit surface mines. Costs incurred before mineralization are classified as proven and probable reserves are expensed as “exploration and advanced projects” as part of the “Operating expenses” caption in the consolidated statements of comprehensive income. The capitalization of mine development project costs, that meet the definition of an asset, begins once mineralization is classified as proven and probable reserves.

Drilling and related costs are capitalized for an ore body where proven and probable reserves exist; and the activities are directed at obtaining additional information on the ore body or converting mineralized material to proven and probable reserves. AII other drilling and related costs are expensed as incurred. Drilling costs incurred during the production phase for operational ore control are allocated to inventory costs and then included as a component of the “Costs applicable to sales” caption in the consolidated statements of comprehensive income.

The cost of removing overburden and waste materials to access the ore body at an open-pit mine prior to the production phase are referred to as "pre-stripping costs." Pre-stripping costs are capitalized during the development of an open-pit mine. Where multiple open pits exist at a mining complex utilizing common processing facilities, pre-stripping costs are capitalized at each pit. The removal and production of the minimum saleable materials may occur during development and related revenue is recorded as “Other operating revenue”, net of incremental mining and processing costs. See Note 2.4(i) below.

If any of the criteria are not met, the production stripping costs are charged to profit or loss as part of the “costs applicable to sales” caption in the consolidated statements of comprehensive income as they are incurred.

Mine development costs are amortized using the units-of production ("UOP") method based on estimated recoverable ounces in proven and probable reserves. To the extent that these costs benefit an entire ore body, they are amortized over the estimated life of the ore body. Costs incurred to access specific ore blocks or areas that only provide benefit over the life of that area are amortized over the estimated life of that specific ore block or area.

Mine development costs are presented in the caption of Property, plant and equipment, net.

Stripping (waste removal) costs
(i)	Stripping activity asset -

The Company accounts for stripping costs incurred during the production phase of a surface mining in accordance with IFRIC 20 "Stripping costs in the production phase of as surface mine" whereby a stripping asset is recognized if, and only if, all of the following are met:

-      It is probable that the future economic benefit (improved access to the ore body) associated with the stripping activity will flow to the Company;

-      The Company can identify the component of the ore body for which access has been improved; and

-      The costs relating to the stripping activity associated with that component can be measured reliably.

The primary components of the ore body on a pit by pit basis as well as within major pits are identified. Based on these components, stripping activities are analyzed and costs are assigned based on whether they pertained to current inventory production or improved access to future ore bodies (or components of an ore body).

Based on this analysis, the Company allocates the costs associated with improved access as a “stripping activity asset”. This allocation is based on the volume of waste and ore extracted in the period compared to expected volume life-of-mine per component of ore body.

Costs allocated to the production stripping activity asset are subsequently depreciated. Depreciation of the production stripping asset was calculated on a systematic basis ("waste-to-ore tons ratio") method over the expected useful life of the identified component of the ore body that becomes more accessible as a result of the stripping costs. This depreciation is a production cost.

Impairment of non-financial assets

(j)   Impairment of non-financial assets -

The carrying amounts of non-financial assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. If there are indicators of impairment, a review is undertaken to determine whether the carrying values are in excess of the recoverable amount. The recoverable amount is determined as the higher of (i) an asset’s fair value, less costs of disposal, and (ii) its value in use. Such review is undertaken on an asset by asset basis, except where such assets do not generate cash flows independently from other assets, in which case the review is undertaken at the cash generating unit level. The Company identified two separate cash generating units: Yanacocha and Conga.

Future cash flows are estimated based on quantities of recoverable minerals, expected gold and other commodity prices (considering current and historical prices, trends and related factors), production levels, operating costs, capital requirements and reclamation costs, all based on life-of-mine plans and the appropriate discount rate. These estimates, used in the determination of future cash flows, are based on numerous assumptions and it is possible that actual future cash flows will be significantly different than the estimates, as actual future quantities of recoverable minerals, gold and other commodity prices, production levels, costs and capital and interest rates are each subject to significant risks and uncertainties.

If the carrying amount of an asset exceeds its recoverable amount, an impairment loss is recorded in the consolidated statement of comprehensive income to reflect the asset at the lower amount. In assessing the recoverable amount for assets, the relevant future cash flows expected to arise from the fair value less costs of disposal have been discounted to their present value.

An impairment loss is reversed in the consolidated statement of comprehensive income if there is a change in estimate used to determine recoverable amount since the prior impairment loss was recognized.

The carrying amount of an asset is increased to the recoverable amount but not beyond the carrying amount net of depreciation or amortization which would have arisen if the prior impairment loss had not been recognized. After such a reversal the depreciation charge is adjusted in future periods to allocate the asset’s revised carrying amount, less any residual value, on a systematic basis over its remaining useful life.

Provisions

(l)   Provisions -

General -

Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount has been reliably estimated. If the time value of money is significant, provisions are discounted using pre-tax rates, which reflect, when appropriate, the liabilities’ specific risks. The reversal of the discount due to the passage of time originates the increase of the obligation which is recognized with a charge to the consolidated statements of comprehensive income as a finance cost.

Provisions are reviewed periodically and are adjusted to reflect the best estimate available as of the date of the consolidation statements of financial position. The expenses related to other provisions are presented in the consolidated statements of comprehensive income.

Disclosure of contingent obligations is provided when their existence will only be confirmed by future events or their amount cannot be reliably measured. Contingent assets are not recognized and are disclosed only if it is probable that the Company will generate future economic benefits.

Provision for closure of mining units -

The Company records a provision for mine closure when a legally enforceable obligation arises, which is independent of the full depletion of the mine reserves.

Provisions for closure of mining units or “reclamation obligations” are recognized when incurred and recorded as liabilities at the best estimate of the expenditure required to settle the obligation.

The Company recognizes a liability for closure of mining units once the obligation has been properly measured. The liability is initially recognized at the present value of the estimated costs. The liability is accreted over time for the change in present value based on discounted rates that reflects current market assessments and the risk specify to the liability through periodic charges to earnings. In addition, the asset retirement cost is capitalized as part of the asset's carrying value and amortized over the life of the related asset as “asset retirement and mine closure” or “reclamation costs” as part of the property, plant and equipment caption. Reclamation costs are periodically adjusted to reflect changes in the estimated present value resulting from the passage of time and revisions to the estimates of either the timing or amount of the reclamation costs. The estimated reclamation obligation is based on when spending for an existing disturbance is expected to occur. The Company reviews, on an annual basis, unless otherwise deemed necessary, the reclamation obligation at each mine site.

Changes in the estimated timing of closure or changes to the estimated future costs are dealt with prospectively by recognizing an adjustment to the provision for closure liability and a corresponding adjustment to the related mining asset. Any reduction in the provision for closure and, therefore, any deduction from the mining asset to which it relates, may not exceed the carrying amount of the mining asset. If it does, any excess over the carrying amount is taken immediately to the consolidated statements of comprehensive income.

If the change in estimate results in an increase in the provision for closure and, therefore, an addition to the carrying value of the mining asset, the Company considers whether this is an indication of impairment of the asset as a whole, and if so, the Company performs an impairment test.

Reclamation costs related to an inactive mine site are immediately recognized as expenses in the consolidated statements of comprehensive income.

Treasury shares

(m)   Treasury shares –

The Company’s own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized as additional paid-in-capital in equity. The voting rights related to treasury shares are cancelled for the Company and no dividends on such shares are allocated.

Revenue recognition

(n)   Revenue from contracts with customers -

The Company is principally engaged in the business of producing gold and concentrated copper/silver. Revenue from contracts with customers is recognized when control of the goods is transferred to the customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods.

The Company has concluded that it is the principal in its revenue contracts because it typically controls the goods before transferring them to the customer.

Trade receivables (not subject to provisional pricing) are non-interest bearing and are generally on terms of 30 days.

The disclosures of significant accounting judgements, estimates and assumptions relating to revenue from contracts with customers are provided in note 3.

(i)    Contract balances -

Contract assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Company performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognised for the earned consideration that is conditional. The Company does not have any contract assets as performance and a right to consideration occurs within a short period of time and all rights to consideration are unconditional.

Trade receivables

A receivable represents the Company’s right to an amount of consideration that is unconditional.

Contract liabilities

A contract liability is the obligation to transfer goods or services to a customer for which the Company has received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before the Company transfers goods or services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognised as revenue when the Company performs under the contract.

There are not contract liabilities.

Cost to obtain a contract

The Company’s contracts do not involve any sales commissions because its contracts are globally negotiated by its Corporate. Therefore, the Company does not recognize any costs to obtain a contract.

(ii)  Sales of gold -

Gold sales relate to unrefined gold dore that is sold under spot sales contracts to banks (customer). The Company initially negotiate with the banks the quantity of gold bullion to be required which is delivered in terms of unrefined gold dore to a selected refiner (the refiner is not the customer). The performance obligation is satisfied once the shipment confirmation is issued at the time the refinery receives the dore, allowing payment from the banks to the Company in full in cash in accordance to contracts with the banks.

All risk of loss and damage of the gold dore passes to the refiner upon reception; however, control of the product does not pass to the refiner, it is simply providing processing services to the Company.

The Company has identified only one performance obligation related to the sale of gold dore.

Revenue is recognized at a point in time when control passes to the bank, which is when the payment is ensured at the same time when the refinery’s shipment confirmation is issued to the bank. This generally occurs after the dore’s refinery shipments are confirmed, not being required to physically delivered the gold dore to the banks but resides in the mint. However, the bank has title, is required to pay for the gold bullion and is able to direct the use of the gold bullion by instructing the refiner to transfer metal credits to or from its metal account, and is exposed to the risks and rewards of the gold bullion.

The date of shipment’s confirmation and delivery might be different arising differences between the prices used. Therefore, these sales are subject to subsequent adjustments due the variation of assays. All these matters are resolved according a settlement process specified in the contract which result in the issue of debit/credit notes according to the assays results.

With these arrangements, there are no advance payments received from the banks, no conditional rights to consideration, so no contract assets are recognised. A trade receivable is recognised at the date of sale and it is usually paid on cash once delivery confirmation is issued. The contract is entered into and the transaction price is determined at outturn by virtue of the shipment confirmation being subject to further price adjustments when difference between delivery and shipment dates arises. Also, given each spot sale represents the enforceable contract and all performance obligations are satisfied at that time, there are no remaining performance obligations (unsatisfied or partially unsatisfied) requiring disclosure.

(iii) Sales of copper and silver concentrate -

Copper and silver in concentrate are sold under Free on Board (FOB) Incoterms and this represents the enforceable contract. The performance obligation is the delivery of the concentrate at the point where control passes to the customer.

The majority of the Company’s sales of copper and silver in concentrate allow for price adjustments based on the market price at the end of the relevant quotation period (QP) stipulated in the contract. These are referred to as provisional pricing arrangements and are such that the selling price for metal in concentrate is based on prevailing spot prices on a specified future date after shipment to the customer. Adjustments to the sales price occur based on movements in quoted market prices up to the end of the QP. The period between provisional invoicing and the end of the QP can be between one and three months.

Revenue is recognized when control passes to the customer, which occurs at a point in time when the copper, silver in concentrate is physically transferred onto a vessel, train, conveyor or other delivery mechanism. The revenue is measured at the amount to which the Company expects to be entitled, being the estimate of the price expected to be received at the end of the QP, i.e., the forward price, and a corresponding trade receivable is recognized.

For these provisional pricing arrangements, any future changes that occur over the QP are embedded within the provisionally priced trade receivables and are, therefore, within the scope of IFRS 9 and not within the scope of IFRS 15. Given the exposure to the commodity price, these provisionally priced trade receivables will fail the cash flow characteristics test within IFRS 9 and will be required to be measured at fair value through profit or loss up from initial recognition and until the date of settlement. These subsequent changes in fair value are recognized in the consolidated statements of comprehensive income and other comprehensive income each period and presented in “Other operating revenue”. Changes in fair value over, and until the end of, the QP, are estimated by reference to updated forward market prices for gold and copper as well as taking into account relevant other fair value considerations as set out in IFRS 13, including interest rate and credit risk adjustments.

Sales for copper, silver and the subsequent changes in fair value of the trade receivable are presented in the caption “Other operating revenue”.

(iv)  Interest income -

For all financial instruments measured at amortized cost, interest income is recorded using the effective interest rate (EIR). EIR is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability. Interest income is included in finance income in the consolidated statements of comprehensive income.

As of December 31, 2019, 2018 and 2017 this caption mainly includes interest from short-term money market funds and interest from current bank accounts for an amount of US$18,430, US$11,448 and US$5,831, respectively.

Benefits to employees

(o)  Benefits to employees -

In accordance to Peruvian laws, employees are entitled to receive one month paid vacation per year and one-month salary bonus paid in July and December.

In addition, employees are entitled to receive one -month salary per year (approximately) as severance indemnity which are deposited in advance with a bank elected by the employee.

If employees are dismissed without cause, they are entitled to a mandatory severance pay that is set at 1.5 monthly salaries for each year of service.  The maximum severance payment is twelve salaries.

Salaries and wages, bonuses, post-employment benefits and vacations are calculated in accordance with IAS 19, "Employee Benefits" and are calculated in accordance with current Peruvian legislation based on the accrual basis.

Worker's profit sharing

(p)  Workers’ profit sharing -

The Company recognizes workers’ profit sharing in accordance with IAS 19, “Employees Benefits".  Workers' profit sharing is calculated in accordance with the Peruvian law (Legislative Decree No. 892), and the applicable rate is 8% over the taxable net base of current year.  According to Peruvian law, the limit in the workers' profit sharing that an employee can receive is equivalent to 18 months of wages, and any excess above such limit has be transferred to the Regional Government and “National Fund for Employment’s Promotion and Training” (“FONDOEMPLEO”).  The workers’ profit sharing is recorded as part of cost applicable to sales, see note 17.

Taxes

q)  Taxes -

Current income tax -

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from, or paid to, the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in Peru.

Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations where applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred income tax -

The Company accounts for income and mining taxes using the liability method, recognizing certain temporary differences between the financial reporting basis of the Company’s liabilities and assets and the related income tax basis for such liabilities and assets. This method generates a net deferred income tax liability or net deferred income tax asset for the Company, as measured by the statutory tax rates that have been enacted or substantively enacted by the end of the reporting period.

The Company derives its deferred income tax charge or benefit by recording the change in the net deferred income tax liability or net deferred income tax asset balance for the year, based on Peruvian income and mining tax laws.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences, and the carry-forward of unused tax credits can be utilized.

Deferred tax related to items recognized in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Peruvian mining royalties and special mining tax –

In accordance with Law No. 28258, as amended by Law No. 29788, mining royalties are payable as the higher of either as a specified percentage of operating profit or 1% of revenues. If the mining royalty is calculated as a percentage of operating profit, marginal rates ranging from 1% to 12% that increase progressively for companies with higher operating margins will apply.

Mining royalties and special mining tax are accounted for in accordance with IAS 12 "Income Tax" because they have the characteristics of an income tax. This is considered to be the case when they are imposed under government authority and the amount payable is based on taxable income-rather than physical quantities produced or as a percentage of revenue-after adjustment for temporary differences. Legal rules and rates used to calculate the amounts payable are those in effect on the date of the consolidated statements of financial position.

Therefore, obligations arising from Mining Royalties and Special Mining Tax are recognized as income tax under the scope of IAS 12. Both, Mining Royalties and Special Mining Tax generated deferred tax assets and liabilities which must be measured using the average rates expected to apply to operating profit in the quarter in which the Company expects to reverse temporary differences.

Value added tax -

Expenses and assets are recognized net of the amount of sales tax, except:

(i)When the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable;

(ii)When receivables and payables are stated with the amount of sales tax included. The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statements of financial position.

Fair value measurement

(r)   Fair value measurement -

The Company measures its financial instruments, such as, derivatives and embedded derivatives, at fair value as of the date of the consolidated statements of financial position.

Fair value is the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

-      In the principal market for the asset or liability, or

-      In the absence of a principal market, in the most advantageous market for the asset or liability.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-      Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

-      Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

-      Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the consolidated statements of financial position on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest-level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The Company’s Management determines the policies and procedures for both recurring fair value measurement and non-recurring measurement. At each reporting date, the Company’s Management analyzes the movements in the values of assets and liabilities which are required to be re-measured or re-assessed as per the Company’s accounting policies.

For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Intangible assets including computer software

(k)   Intangible assets including computer software -

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization (calculated on a straight-line basis over their useful lives).

The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite live are amortized over their useful economic lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the consolidated statements of comprehensive income in the expense category that is consistent with the function of the intangible assets. All intangible assets of the Company have finite lives.

Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the statements of comprehensive income when the asset is derecognized.

Reclassifications of comparative information

(t)   Reclassifications of comparative information –

Royalties expenses

The Company reclassified royalties expenses for US$23 million and US$26 million in years 2018 and 2017; respectively. Such royalties were presented reducing revenues from the “Revenue from sales” caption and now are presented as part of the “cost applicable to sales” caption.

	2018		2018
	As previously reported	Reclassifications	Modified
	US$(000)	US$(000)	US$(000)

Consolidated Statements of comprehensive income
Sales	635,393	23,260	658,653
Cost applicable to sales	(596,164)	(23,260)	(619,424)

	2017		2017
	As previously reported	Reclassifications	Modified
	US$(000)	US$(000)	US$(000)

Consolidated Statements of comprehensive income
Sales	645,176	25,729	670,905
Cost applicable to sales	(746,918)	(25,729)	(772,647)

Income tax payable

The Company reclassified the amount of US$3.5 million related to mining taxes payable. Such taxes were presented in the “Trade and other payables” caption and now are presented as part of the “Income tax payable” caption.

	2018		2018
	As previously reported	Reclassifications	Modified
	US$(000)	US$(000)	US$(000)

Consolidated Statements of financial position
Trade and other payables	87,016	(3,552)	83,464
Income tax payable	—	3,552	3,552

Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Basis of presentation

(a)	Basis of presentation -

The financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB). IFRS includes International Accounting Standards (IAS) and pronouncements of the Interpretations Committees (SIC and IFRIC).

The financial statements have been prepared based on historical cost, except for accounts receivable and/or payable related to embedded derivatives, which have been measured at fair value (see Note 2(d)). The financial statements are presented in United States dollars (US$) and include the years ended December 31, 2019, 2018 and 2017. Unless otherwise indicated, all values have been rounded to the nearest thousand.

Changes in accounting policies and disclosures
(a)	Changes in accounting policies and disclosures –

IFRS 16, “Leases” -

IFRS 16 introduced a single, on-balance sheet accounting model for lessees and the Company adopted IFRS 16 on January 1, 2019. As a result, the Company, as a lessee, has recognized right-of-use assets representing its rights to use the underlying assets and lease liabilities representing its obligation to make lease payments.

The Company has applied IFRS 16 using the modified retrospective approach, under which the comparative information presented for 2018 has not been restated and it is presented, as previously reported, under IAS 17, “Leases,” and related interpretation.

Definition of a lease -

Previously, the Company determined at contract inception whether a contract was or contained a lease under IFRIC 4, “Determining Whether an Arrangement Contains a Lease.” The Company now assesses whether a contract is, or contains, a lease based on the new definition of a lease. Under IFRS 16, a contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

On transition to IFRS 16, the Company elected to apply the practical expedient to grandfather the assessment of which arrangements are leases. It applied IFRS 16 only to contracts that were previously identified as leases. Contract that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed. Therefore, the definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after January 1, 2019.

At inception or on reassessment of a contract that contains a lease component, the Company allocates the considerations in the contract to each lease and non-lease component on the basis of their relative stand-alone prices.

As a lessee -

As a lessee, the Company previously classified leases as either operating and finance leases based on its assessments of whether a lease transferred substantially all of the risks and rewards of ownership. Under IFRS 16, all leases are classified as finance leases. The Company has elected the exemption for leases of low-value assets as well as the short-term lease exemption for all asset classes and does not report a lease liability or right-of-use asset for leases of low-value assets or leases with a term of 12 months or less.

The Company presents right-of-use assets in “property, plant and equipment,” the same line item as it presents underlying assets of the same nature that it owns. Leased right-of-use assets are presented in Note 7(b).

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date.

Right-of-use asset -

The right-of use asset is initially measured at cost, and subsequently at cost less any accumulated depreciation and impairments losses, and adjusted for certain re-measurements of the lease liability.

The right-of-use asset is depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful lives of right-of-use assets are determined on the same basis as those of property, plant and equipment.

Lease liability -

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The Company does not have any lease contracts in which the implicit rate is readily determinable and as such used its incremental borrowing rate in all lease calculations. The incremental borrowing rates were determined for each lease taking into consideration factors such as the lease term, the nature of the asset, credit risk and economic environment in which the asset was located.

The weighted average incremental borrowing rate at transition was 4.704% per annum.

The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is re-measured when there is a change in future lease payments arising from a change in an index rate, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase option, termination option or extension option is reasonably certain to be exercised.

The lease liabilities as of January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018:

US$(000)
Operating lease commitments as of December 31, 2018 (undiscounted)	152,866
Exclude / deduct
Contracts that do not meet the revised definition of a lease	(25,851)
Committed leases not commenced at 1 January 2019	—
Effect of discounting	(31,287)
Discounted recognized lease liabilities as of January 1, 2019	95,728

Lease liabilities are presented in “other financial liabilities” (Note 10).

Lease term -

The Company has applied judgement to determine the lease term for some lease contracts in which it is a lessee and that include renewal options. The assessment of whether the Company is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of the lease liabilities and right-of-use assets recognized.

Also in relation to those leases under IFRS 16, the Company has recognized depreciation and interest costs which are presented in “cost of sales” (Note 15) and “financial expenses” (Note 18).

IFRIC Interpretation 23, “Uncertainty over Income Tax Treatment”-

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12, “Income Taxes.” It does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

•	Whether an entity considers uncertain tax treatments separately.
•	The assumptions an entity makes about the examination of tax treatments by taxation authorities.
•	How an entity determines taxable profit or loss, tax bases, unused tax losses, unused tax credits and tax rates.
•	How an entity considers changes in facts and circumstances.

The Company determines whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments and uses the approach that better predicts the resolution of the uncertainty.

The Company applies significant judgement in identifying uncertainties over income tax treatments.

The Company adopted IFRIC 23 on January 1, 2019, at that date the Company did not record any impact by IFRIC 23. A summary of the impact from the uncertain tax treatments recognized during 2019, is showed below:

2019
US$(000)

Increase in current tax assets	35,701
Increase in current tax liabilities	21,920
Increase in deferred tax liabilities	20,767
Increase in income taxes expense	6,986

During 2019, the Company recognized uncertain tax positions, particularly those relating to depreciation of fixed assets out of the scope of feasibility study, sales commissions with non-related companies and miscellaneous information technology services, based on new information obtained and assed since January 1, 2019.

Several other amendments and interpretations applied for the first time in 2019, but did not have an impact on the financial statements of the Company and, hence have not been disclosed. The Company has not early any standards, interpretations or amendments that have been issued but not yet effective.

Use of judgments, estimates and assumptions
(a)	Use of judgments, estimates and assumptions -

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions in order to determine the amounts of the assets and liabilities, and the disclosure of contingent assets and liabilities as of December 31, 2019 and 2018, and the amounts of reported revenues and expenses for the years ended December 31, 2019, 2018 and 2017.

Information about significant judgments, estimates and assumptions made by Management in the preparation of the financial statements follows:

(b.1)       Judgments -

(i)Contingencies -

By their nature, contingencies will be resolved only when one or more uncertain future events occur or fail to occur. The assessment of the existence and potential amount of contingencies inherently involves the exercise of significant judgment and the use of estimates regarding the outcome of future events.

(ii)Stripping cost -

The Company incurs waste removal costs (stripping costs) during the development and production phases of its surface mining operations. Production stripping costs can be incurred both in relation to the production of inventory in that period and the creation of improved access and mining flexibility in relation to ore to be mined in the future. The former are included as part of the costs of inventory, while the latter are capitalized as a stripping activity asset, as part of the “Property, plant and equipment” caption, where certain criteria are met.

Once the Company has identified its production stripping for its surface mining operation, it identifies the separate components of the ore body. An identifiable component is a specific volume of the ore body that is made more accessible by the stripping activity. Significant judgment is required to identify and define these components, and to determine the expected volumes (e.g., in tons) of waste to be stripped and ore to be mined in each of these components.

(b.2)       Estimates and assumptions -

(i)Determination of mineral reserves -

Mineral reserves are the part of a mineral deposit that can be economically and legally extracted from the mine concessions. The Company estimates its mineral reserves based on information compiled by individuals qualified in reference to geological data about the size, depth and form of the ore body, and requires geological judgments in order to interpret the data.

The estimation of recoverable reserves involves numerous uncertainties with respect to the ultimate geology of the ore body, including quantities, grades and recovery rates. Estimating the quantity and grade of mineral reserves requires the Company to determine the size, shape and depth of the ore body by analyzing geological data. In addition to the geology, assumptions are required to determine the economic feasibility of mining the reserves, including estimates of future commodity prices and demand, future requirements of capital and production costs, and estimated exchange rates. Revisions in reserve or resource estimates have an impact on the value of mining properties, property, plant and equipment, provisions for cost of mine closure, recognition of assets for deferred taxes and depreciation and amortization of assets.

(ii)Units of production depreciation -

Estimated mineral reserves are used in determining the depreciation and/or amortization of mine-specific assets. This results in a depreciation/amortization charge proportional to the depletion of the anticipated remaining life-of-mine production. The life of each item, which is assessed at least annually, is impacted by both its physical life limitations and present assessments of economically recoverable reserves of the mine property at which the asset is located. These calculations require the use of estimates and assumptions, including the amount of recoverable reserves.

(iii)Provision for remediation and mine closure -

The Company assesses its provision for remediation and mine closure quarterly. It is necessary to make estimates and assumptions in determining this provision, including cost estimates of activities that are necessary for the rehabilitation of the site, technological and regulatory changes, interest rates and inflation rates. As discussed in note 2(j), estimated changes in the fair value of the provision for remediation and mine closure or the useful life of the related assets are recognized as an increase or decrease in the book value of the provision and related asset retirement cost (ARC) in accordance with IAS 16, “Property, Plant and Equipment.”

According to the Company’s accounting policies, the provision for remediation and mine closure represents the present value of the costs that are expected to be incurred in the closure period of the operating activities of the Company. Closure budgets are reviewed regularly to take into account any significant change in the studies conducted. Nevertheless, the closure costs of mining units will depend on the market prices for the closure work required, which would reflect future economic conditions. Also, the timing of disbursements depends on the useful life of the mine, which are based on estimates of future commodity prices.

If any change in the estimate results in an increase to the provision for remediation and mine closure and related ARC, the Company shall consider whether or not this is an indicator of impairment of the assets and will apply impairment tests in accordance with IAS 36, “Impairments of Assets.”

(iv)Inventories -

Net realizable value tests are performed at least annually and represent the estimated future sales price of the product based on prevailing spot metals prices, less estimated costs to complete production and bring the inventory to sale. Additionally, in calculating the net realizable value of the Company’s long-term stockpiles, Management also considers the time value of money.

Mill and leach stockpiles generally contain lower grade ores that have been extracted from the ore body and are available for copper recovery. Mill stockpiles contain sulfide ores and recovery of metal is through milling and concentrating. Leach stockpiles contain oxide ores and certain secondary sulfide ores and recovery of metal is through exposure to acidic solutions that dissolve contained copper and deliver it in solution to extraction processing facilities.

Because it is generally impracticable to determine copper contained in mill and leach stockpiles by physical count, reasonable estimation methods are employed. The quantity of material delivered to mill and leach stockpiles is based on surveyed volumes of mined material and daily production records. Sampling and assaying of blast hole cuttings determine the estimated copper grades of material delivered to mill and leach stockpiles.

Expected copper recovery rates for mill stockpiles are determined by metallurgical testing. The recoverable copper in mill stockpiles, once entered into the production process, can be produced into copper concentrate almost immediately.

Expected copper recovery rates for leach stockpiles are determined using small-scale laboratory tests, historical trends and other factors, including mineralogy of the ore and rock type. Total copper recovery in leach stockpiles can vary significantly depending on several variables, including type of copper recovery, mineralogy and the size of the rock. For newly placed material of active stockpiles, as much as 80 percent of total copper recovery may be extracted during the first year, and the remaining copper may be recovered over many years. Processes and recovery rates are monitored continuously, and recovery rate estimates are adjusted periodically as additional information becomes available and as related technology changes.

(v)Asset impairment -

Management has determined that the Company’s operations consist of one cash generating unit. The Company’s operations are evaluated at least annually in order to determine if there are impairment indicators. If any such indication exists, the Company makes an estimate of the recoverable amount, which is the higher of: (i) the fair value less costs of disposal or (ii) the value in use. These assessments require the use of estimates and assumptions, including long-term commodity prices, discount rates, operating costs, and others.

Fair value is defined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between willing and knowledgeable parties. The fair value of assets is generally determined as the current value of future cash flows derived from the continuous use of the asset, which includes estimates, such as the cost of future expansion plans and eventual disposal, while applying assumptions that an independent market participant may take into account. The cash flows are discounted by applying a discount rate that reflects the current market, the time value of money and the risks specific to the asset.

Financial assets
(a)	Financial assets –

Initial recognition and measurement -

At initial recognition, financial assets are classified and measured at either amortized cost, or fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company´s business model for managing them. With the exception of trade receivables that do not contain a significant financing component, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component are measured at the transaction price determined under IFRS 15, “Revenue from Contracts with Costumers.”

The Company’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets or both.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date.

Cash and cash equivalents -

Cash and cash equivalents are financial assets that may be liquidated immediately, such as bank checking accounts, and other liquid investments with original maturities of three months or less.

Accounts Receivables -

The Company’s receivables include current and long-term trade and other accounts receivable. These receivables are stated at their transaction value, net of an allowance for expected credit lose. Trade accounts receivable are generated primarily from the Company’s concentrate and cathode sales, are denominated in US dollars, have current maturities, do not bear interest and have no specific guarantees.

Receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market.

Subsequent measurement -

For purposes of subsequent measurement, financial assets are classified in two categories:

-      Financial assets at amortized cost (debt instruments).

-      Financial assets at fair value through profit or loss.

Financial assets at amortized cost (debt instruments) -

This category is the most relevant to the Company. The Company measures financial assets at amortized cost if both of the following conditions are met:

-      The financial asset is held within a business model with the objective to collect contractual cash flows, and

-      The contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest rate method and are subject to impairment. Gains and losses are recognized in the statements of comprehensive income when the asset is derecognized, modified or impaired.

This category generally applies to trade and other receivables, net.

Financial assets at fair value through profit or loss -

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model.

Financial assets at fair value through profit or loss are carried in the statements of financial position at fair value with net changes in fair value recognized in the statements of comprehensive income.

Embedded derivatives -

Copper Sales -

The Company’s copper sales are provisionally priced at the time of shipment. The provisional prices are finalized in a specified future month based on quoted London Metal Exchange (LME) monthly average prices. The Company receives market prices based on prices in the specified future month, which results in price fluctuations recorded through revenues until the date of settlement. The Company records revenues and invoices customers at the time of shipment based on then-current LME prices, which results in an embedded derivative that is required to be separated from the main contract. The Company’s embedded derivatives from sales are measured at fair value (based on LME spot copper prices) and presented as gains/losses on provisionally priced trade receivables.

Molybdenum Sales -

The Company’s molybdenum sales are also provisionally priced at the time of shipment. The Company records revenues and invoices customers at the time of shipment based on the arithmetic mean of the high and low Metals Week Dealer Oxide (MWDO) price. The provisional prices are finalized in a future month, according to the period of quotation, which results in price fluctuations recorded through revenues until the date of settlement, which also results in an embedded derivative that is required to be separated from the main contract.

Derecognition -

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is primarily derecognized when:

-      The rights to receive cash flows from the asset have expired; or

-      The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a pass-through arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset or, (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent, it has retained the risk and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of the Company´s continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Impairment of financial assets -

The Company recognizes an allowance for expected credit losses for all debt instruments not held at fair value through profit or loss. Expected credit losses are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

Expected credit losses are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, expected credit losses are provided for credit losses that result from default events that are possible within the next 12‑months (12‑month expected credit losses). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (lifetime expected credit losses).

For trade receivables and contract assets, the Company applies a simplified approach in calculating expected credit losses. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on the financial asset’s lifetime expected credit losses at each reporting date.

The Company considers a financial asset in default when contractual payments are 180 days past due. However, in certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Company. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Inventories

(a)	Inventories -

Inventories are stated at the lower of cost or net realizable value. Inventory of materials and supplies, as well as saleable products and in-process inventory are determined using the weighted-average cost method. The cost of finished goods and in-process inventory (i.e., stockpiles) includes labor and benefits, supplies, energy and other costs related to the mining and processing of minerals. Net realizable value is determined based on the estimated future sales price using on forward metal prices (for the period they are expected to be processed in), less estimated costs to complete production and bring the inventory to sale. The current portion of work-in-process is determined based on the amount the Company expects to process in the next twelve months. Inventories that are not expected to be processed in the next twelve months are classified as long-term inventories.

No adjustments to inventories were required for the years ended December 31,2019, 2018 and 2017.

Provision for obsolescence -

Obsolescence allowances are established based on an item-by-item analysis by management. Any amount of obsolescence identified is charged to the statements of comprehensive income in the period it is deemed to have occurred.

Property, plant and equipment

(a)	Property, plant and equipment -

Property, plant and equipment are valued at historical cost, including costs that are directly attributed to the construction or acquisition of the asset, net of accumulated depreciation, amortization and impairment.

The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of the obligation for mine closing and borrowing costs for qualifying assets.

Repairs and/or improvements that increase the economic life of an asset and for which it is probable that there will be future economic benefit to the Company, are recorded as assets. All other maintenance costs are charged to expense as incurred.

Land is not depreciated. Depreciation of assets directly related to the useful life of the mine is calculated using the units-of-production (UOP) method based on the mine’s proven and probable copper reserves. Other assets are depreciated using the straight-line method based on the following estimated useful lives:

Years

Buildings and other constructions	Between 5 and 35
Machinery and equipment	Between 2 and 30
Transportation units	Between 5 and 7
Furniture and fixtures	Between 7 and 10
Other equipment	Between 3 and 25

Critical spare parts and other parts which are directly identified with machinery or equipment are included in property, plant and equipment, and the economic life assigned corresponds to the main asset with which they are identified.

An item of property, plant and equipment is retired at the time of its disposal or when no future economic benefits are expected from its use or subsequent disposition. Any gain or loss arising at the time of retirement is calculated as the difference between the proceeds from the sale and the book value of the asset and is included in the statements of comprehensive income in the period the asset is retired.

The residual value and useful economic lives of the Company’s property, plant and equipment are reviewed, and adjusted if appropriate, at each year end.

Impairment -

At each reporting date, the Company evaluates if there is any indication that an asset could be impaired. If such an indication exists, the Company estimates the recoverable amount of the asset.  The recoverable amount of an asset is the greater of (i) its fair value less costs to sell or (ii) its value in use and is determined for the assets of the mine as a whole, since there are no assets that generate cash revenues independently.

When the book value of an asset exceeds its recoverable amount, the asset is considered impaired and is reduced to its recoverable amount. When evaluating the value in use, the future estimated cash flows are discounted to their present value using an after-tax discount rate that reflects current market evaluations of the time value of money and the specific risks to the asset.

Losses resulting from the impairment of assets are recognized in the statements of comprehensive income under the categories of expenses consistent with the function of the impaired asset. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. The revised valuation cannot exceed the book value that would have been determined, net of depreciation, if an impairment loss for the asset had not been recognized in a previous period. Such a reversal is recognized in the statements of comprehensive income.

The Company did not identify any indicators of impairment for the years ended December 31, 2019, and 2018.

Exploration and mine development costs
(a)	Exploration, development and stripping costs -

Exploration costs -

Mineral exploration costs, as well as drilling and other costs incurred for the purpose of converting mineral resources to proven and probable reserves, or identifying new mineral resources at development or production stage properties, are charged to the statements of comprehensive income as incurred.

Development costs -

Development costs are capitalized when the economic and technological feasibility of the project is confirmed, which is generally when the development or project has reached a milestone in accordance with a model established by management.

Stripping cost -

In accordance with IFRIC 20, “Stripping Cost in the Production Phase of a Surface Mine,” stripping costs incurred in the production phase are capitalized as a component of property, plant and equipment (see Note 7) if the stripping activity improves access to the ore body or enhances an existing asset. The stripping activity asset is subsequently amortized using the UOP method over the component of the ore body benefitted.

Provisions
(a)	Provisions -

General -

A provision is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that resources of the Company will be required to settle the obligation, and an estimate of the amount of the obligation can be calculated. The expense relating to any provision is presented in the statements of comprehensive income, net of any reimbursement, in the period the provision is established.

If the effect of the time value of money is significant, provisions are discounted by applying a discount rate that reflects, where applicable, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a financial expense in the statements of comprehensive income.

Mine closure provision -

The Company records a mine closure provision when a contractually or legally enforceable obligation arises. The Company estimates the present value of its future obligation for mine closure and increases the carrying amount of the related asset retirement cost (ARC), which is included in property, plant and equipment in the statements of financial position. Subsequently, the mine closure provision is accreted to full value over time and recognized as an interest cost considered in the initial fair value estimate. The related ARC is depreciated using the UOP method over the life of the mine.

The Company evaluates its mine closure provision on a quarterly basis and makes adjustments to estimates and assumptions, including scope, future costs and discount rates, as applicable. Changes in the fair value of the mine closure provision or the useful life of the related asset are recognized as an increase or decrease in the book value of the provision and the related ARC in accordance with IAS 16, “Property, Plant and Equipment.” Any decrease in the mine closure provision and related ARC cannot exceed the current book value of the asset; amounts over the current book value will be recorded in the statements of comprehensive income.

Revenue recognition
(a)	Revenue recognition -

The Company primarily sells copper concentrate and copper cathode in accordance with sales contracts entered into with its customers. Revenues from contracts with customers comprise the fair value of the sale of goods, net of related general sales taxes. Revenue from contracts with customers is recognized when control of goods or services are transferred to the customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods. As such, the Company is the principal in its revenue contracts.

The Company considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. The Company consider that the only performance obligation is the delivery of the goods. In determining the transaction price for the sale of copper concentrates and copper cathode, the Company considers the effect of variable consideration and the existence of significant financing components.

Variable consideration -

If the consideration in the contract includes a variable amount, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved. Sales of concentrates and metals at provisional prices include a gain (loss) to be received at the end of the quotation period.

Revenue is recognized at the amount the entity expects to be entitled – being the estimate of the price expected to be received at the end of the quotation period using the most recently determined estimate of metal in concentrate (based on initial assay results) and the estimated forward price.

The requirements in IFRS 15 on constraint estimates of variable consideration are also applied to determine the amount of variable consideration that can be included in the transaction price.

Significant financing components -

The Company receives short-term advances from its customers. Using the practical expedient in IFRS 15, the Company does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between the transfer of the promised good to the customer and when customer pays for that good will be one year or less.

The Company’s revenues are subject to OSINERGMIN (Organismo Supervisor de la Inversión en Energía y Minería) and OEFA (Organismo de Evaluación y Fiscalización Ambiental) royalties. The calculation for the OSINERGMIN royalty contribution is 0.13% of invoiced sales for the year 2019 (0.14% for the year 2018 and 0.15% for the year 2017), and the calculation for the OEFA contribution is 0.11% of invoiced sales for the year 2019 (0.11% for the year 2018 and 0.11% for the year 2017). Such royalties contributions are presented as a reduction of revenues (see Note 14).

Benefits to employees
(a)	Benefits to employees -

Salaries and wages, bonuses and vacations are calculated in accordance with IAS 19, "Employee Benefits" and current Peruvian legislation.

Worker’s profit sharing -

The Company recognizes worker’s profit sharing in accordance with IAS 19. Worker’s profit sharing is calculated in accordance with Peruvian laws (Legislative Decree No. 892), and the Company’s worker’s profit sharing rate is 8% over the net taxable base of the current year. According to Peruvian law, the limit in the worker’s profit sharing that an employee can receive is equivalent to 18 months of wages, and any excess above such limit is transferred to the Regional Government and the National Fund for Employment’s Promotion and Training ("FONDOEMPLEO"). The Company’s worker’s profit share is recognized as a liability in the statements of financial position and as an operating expense in the statements of comprehensive income.

Borrowing costs
(a)	Borrowing cost -

Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as finance costs as part of the asset. A qualifying asset is one whose value is greater than US$ 1 million and requires at least 12 months to be ready for its intended use. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that the Company incurs in connection with the borrowing of funds.

Taxes
(a)	Income taxes, deferred taxes and other taxes -

Income taxes -

Income tax assets and liabilities are measured at the amounts expected to be paid to or recovered from the tax authorities. The amount of current tax payable or receivable is the best estimate of the tax amount to be paid or received that reflects uncertainty related to income taxes, if any. The tax rates and tax laws that are applied to compute the amounts are those that are enacted or substantially enacted at the end of the reporting period. The Company calculates the provision for income tax in accordance with the Peruvian tax legislation in force. For the years 2019, 2018 and 2017, the Company was subject to an income tax rate of 32% (see Note 13(b)).

Deferred Taxes -

Deferred taxes are presented using the liability method for differences between the tax basis of assets and liabilities and their book value for financial reporting purposes. Deferred tax liabilities are recognized for all taxable differences. Deferred tax assets are recorded for all deductible differences when there is a probability that there could be taxable earnings against which the deductible difference could be applied.

The book value of deferred tax assets is reviewed at the end of each period and reduced to an amount that is more likely than not to be realized against taxable earnings. Deferred tax assets that are not recognized are reassessed each period and are recognized when it is more likely than not that those future taxable earnings will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at tax rates that are expected to be applicable during the year when the assets are realized or the liabilities are liquidated, based on the tax rates (and tax laws) that have been enacted or substantively enacted at the end of the period, and reflects uncertainty related to income taxes, if any. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset tax assets against tax liabilities and the deferred tax is related to the same entity and the same tax authority.

Mining Taxes -

On September 29, 2011, Law 29788 (which amended Law 28528) was enacted creating a new mining tax and royalty regime in Peru. Under the new regime, companies that did not have stability agreements were subject to the payment of royalties and a special mining tax. Cerro Verde believes its 1998 Stability Agreement exempts from royalties all minerals extracted from its mining concession, irrespective of the method used for processing those materials, and therefore, was not subject to the payment of royalties and a special mining tax until the 1998 Stability Agreement expired on December 31, 2013. See Note 13(d) for further discussion of developments resulting in the recognition of provisions for these disputed royalties and special mining taxes for prior years. Because the Company believes it was not subject to the payment of royalties and a special mining tax, Cerro Verde was subject to special mining burden (GEM) until the expiration of its 1998 Stability Agreement on December 31, 2013. Under the terms of its current 15‑year stability agreement (see Note 13(a)), which became effective January 1, 2014, the Company is subject to mining royalties and a special mining tax for all of its mining production.

Supplementary Retirement Fund -

On July 9, 2011, Law 29741 was enacted and established a Mining, Metallurgical and Steel Supplementary Retirement Fund (SRF), which is a social security retirement fund for mining, metals and steel industry workers. Under the terms of its current 15‑year stability agreement, the Company is subject to SRF, which is calculated as 0.5% of net taxable income.

Fair value measurement
(a)	Fair value measurement -

The Company measures its embedded derivatives, at fair value, at each date presented in the statement of financial position.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-      Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

-      Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

-      Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Currency
(a)	Currency -

The financial statements are presented in United States (US) dollars, which is also the Company’s functional currency.

Foreign currency transactions are those carried out in a currency other than the functional currency. Foreign currency transactions are translated into the functional currency by applying the exchange rate in force on the date the transaction takes place. Monetary assets and liabilities denominated in foreign currencies are converted using the functional currency spot rate in force at the reporting date.

Gains and losses as a result of the difference in the exchange rate when currency items are liquidated or when converting currency items at exchange rates that are different from those used for their initial recognition are recognized in the statement of comprehensive income of the period.

The Company uses Peruvian Sol (S/) exchange rates published by the Superintendent of Banks, Insurance and Pension Fund Administrators. The published exchange rates were S/3.311 for US$1 for buying and S/3.317 for US$1 for selling as of December 31, 2019, and S/3.369 for US$1 buying and S/3.379 for US$1 for selling as of December 31, 2018. These rates have been applied to the appropriate asset and liability accounts.

Financial liabilities
(a)	Financial liabilities -

All financial liabilities are recognized initially at fair value and in the case of accounts payable and other financial liabilities, net of directly attributable transaction costs. The Company´s financial liabilities include loans, trade and other accounts payables and other financial liabilities.

Loans -

Loans are initially recognized at their fair value, net of directly attributable transaction costs. After initial recognition, loans are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the statements of comprehensive income when the liabilities are derecognized as well as through the amortization process.

Amortized cost is calculated taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. Amortization under the effective interest rate method is included as financial costs in the statements of comprehensive income.

Derecognition -

A financial liability is derecognized when the associated obligation is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts are recognized in the statements of comprehensive income.

Intangible assets including computer software
(a)	Intangible Assets -

Intangible assets are recorded at cost less accumulated amortization. After the initial recognition, the intangible assets are recorded at its cost less accumulated amortization and any accumulated loss for impairment of use, if applicable.

Earnings per share
(a)	Basic and diluted earnings per share -

Basic and diluted earnings per share have been calculated based on the weighted average number of common shares outstanding during the period. When the number of shares is modified because of capitalization of retained earnings, the net income per basic and diluted shares is adjusted retroactively for all of the periods reported. For the years 2019, 2018 and 2017, the Company did not have any financial instruments with dilutive effects; as a result, the basic and diluted shares are the same in all periods presented.

Standards issued but not effective
(a)	Standards issued but not effective –

Following is a summary of improvements and amendments to IFRS that are not yet effective but will be applicable to the Company:

-      Amendments to IAS 1 and IAS 8: Definition of Material -

In October 2018, the IASB issued amendments to IAS 1, “Presentation of Financial Statements” and IAS 8, “Accounting Policies, Changes in Accounting Estimates and Errors” to align the definition of “material” across the standards and to clarify certain aspects of the definition. The new definition states that, “Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.” The amendments to the definition of material is not expected to have a significant impact on the Company’s financial statements.